Income Taxes - Additional Information (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure Of Income Taxes [line items]
Unrecognised Deferred Tax Assets	$ 79.2
Temporary Differences In Deferred Tax Assets	0.9
Tax Losses Carryforwards	78.3
Income tax and social contribution	$ 4.0